Provisions - United Kingdom entities - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits
Contributions to defined contribution pension funds	€ 287	€ 271	€ 266
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(8.74%)
UK
Employee Benefits
Contributions to defined contribution pension funds	€ 93	€ 82	€ 81
Actuarial assumptions
Annual discount rate	2.90%	2.49%	2.79%
Mortality tables	108/86 S2 Light	108/86 S2 Light	116/98 S1 Light TMC
Cumulative annual CPI growth	3.22%	3.15%	3.12%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.94%	2.94%	2.92%
UK | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	9.80%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	9.80%
UK | Inflation Rate Assumption
Sensitivity analysis for actuarial assumptions
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(6.31%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	6.57%